STOCK-BASED COMPENSATION Employee Benefit Plan (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
STOCK-BASED COMPENSATION [Abstract]
Defined Contribution Plan, Maximum Annual Contribution Per Employee, Percent		3.00%
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 0	$ 27